Concentration of Credit Risk	12 Months Ended
Dec. 31, 2011
Notes
Concentration of Credit Risk

Note 8 - Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and accounts receivable. Cash and cash equivalents are deposited in the local currency in three financial institutions in the United States. The balance, at any given time, may exceed Federal Deposit Insurance Corporation insurance limits. As of December 31, 2011 and 2010, there was $30,883 and $3,637,765, respectively, in excess of insurable limits.